Statements of Comprehensive Loss (Parenthetical) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other comprehensive loss not to be reclassified to income or loss in subsequent periods (net of tax)
Income tax expense	SFr 0	SFr 0	SFr 0